Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property and Equipment
The estimated useful lives (in years) of the main categories of the Company’s property and equipment are as follows:

Asset	Estimated useful life (years)
Computer hardware	3
Office furniture and fixture	10
Buildings	50

Summary of Derivative Position
As of December 31, 2019 and 2018, derivative financial instruments consist of foreign currency forward contracts of a short-term nature. The following table shows the derivative financial position as of the end of each year:

	Local currency	National amount	Type	Maturity	Fair value
2019
	Argentinian pesos	$15,000	Purchase	Jan - 20	(360)
	Chile pesos	$24,500	Purchase	Jan / Feb / Mar - 20	(848)
	Colombian pesos	$2,000	Purchase	Jan - 20	(63)
	Argentinian pesos	$6,000	Sell	Jan - 20	335
	Mexican pesos	$7,000	Sell	Jan / Feb - 20	119
2018
	Brazilian reais	$9,700	Purchase	Mar- 19	(760)
	Chile pesos	$7,000	Purchase	Jan / Feb- 19	92
	Mexican pesos	$2,000	Sell	Feb - 19	n/m